DREYFUS PREMIER CALIFORNIA TAX EXEMPT BOND FUND, INC.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

February 9, 2007

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549
Attention:  John C. Grzeskiewicz, Esq.

Re:	Dreyfus Premier California Tax Exempt Bond Fund, Inc. (the “Fund”) Registration Statement on Form N-14 (File Nos. 811-3757; 333-138939)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Fund hereby certifies that:

(1)

the form of Prospectus/Proxy Statement and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from those contained in Post-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-14; and

(2)	the text of Post-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-14 was filed electronically on February 6, 2007.

DREYFUS PREMIER CALIFORNIA TAX EXEMPT BOND FUND, INC.

By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky Assistant Secretary